Commitment and Contingencies - Maturity of Lease Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
MATURITY OF LEASE LIABILITY
2020		$ 468
2021		482
2022		498
Total lease payments		1,448
Less: imputed interest		(173)
Total operating lease liabilities		1,275
Included in the consolidated balance sheet:
Current portion of lease liabilities	$ 412	376	$ 166
Lease liabilities	$ 586	899	$ 622
Total operating lease liabilities		$ 1,275